Fair Value Measurements	8 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS

Predecessor estimated the fair value of the Predecessor Series A Preferred Stock Warrants at December 31, 2023, using Black-Scholes with the following assumptions:

December 31,
2023
(Predecessor)
Risk-free interest rate	5.40%
Expected life (in years)	0.25
Expected dividend yield	-%
Expected volatility	65.90%

The Company initially recorded the Earnout liability at estimated fair value using a Monte Carlo analysis and has revalued the Earnout liability at each subsequent period. The Monte Carlo analysis used the following assumptions:

	September 30,	February 14
	2024	2024
	(Successor)	(Successor)
Starting share price	$0.09	$4.90
Tranche 1 trigger price	$1.25	$3.20
Tranche 2 trigger price	$1.50	$3.85
Contractual term	3.4	4.0
Volatility	90%	90%
Risk-free interest rate	3.52%	4.20%

At September 30, 2024 for the Successor and December 31, 2023 for the Predecessor, the fair value of derivative liabilities were classified as follows:

The classification of the fair value of derivative liabilities and the change in the fair value measurement using significant inputs (Level 3) for the period from December 31, 2022 through September 30, 2023 and December 31, 2023 through February 14, 2024 for Predecessor and February 14, 2024 through September 30, 2024 for the Company is presented below:

	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability (Predecessor):
Balance at January 1, 2024	$-	$-	$320,117	$320,117
Reclassification of warrant liability to equity	-	-	(320,117)	(320,117)
Balance at February 13, 2024	-	-	-	-
Earnout liability (Successor):
Balance at February 14, 2024	-	-	4,900,000	4,900,000
(Gain) on revaluation of earnout liability	-	-	(1,800,000)	(1,800,000)
Balance at March 31, 2024	-	-	3,100,000	3,100,000
(Gain) on revaluation of earnout liability	-	-	(2,900,000)	(2,900,000)
Balance at June 30, 2024	$-	$-	$200,000	$200,000
(Gain) on revaluation of earnout liability	-	-	(170,000)	(170,000)
Balance at September 30, 2024	$-	$-	$30,000	$30,000

	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability (Predecessor):
Balance at January 1, 2023	$-	$-	$610,381	$610,381
Loss on revaluation of warrant liability	-	-	36,657	36,657
Balance at March 31, 2023	-	-	647,038	647,038
Gain on revaluation of warrant liability	-	-	(261,822)	(261,822)
Balance at June 30, 2023	$-	$-	$385,216	$385,216
Gain on revaluation of warrant liability	-	-	(186,067)	(186,067)
Balance at September 30, 2023	$-	$-	$199,149	$199,149

PHOENIX BIOTECH ACQUISITION CORP. [Member]
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

Note 8 — Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3: Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2023, the assets held in the Trust Account were held in money market funds. All of the Company’s investments held in the Trust Account are classified as trading securities.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. At December 31, 2022 there were no assets or liabilities measured at fair value.

December 31, 2023

	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money Market Funds	1	$8,436,311	—	—